Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 924,308	$ 972,607
Current liabilities	(693,566)	(1,221,956)
Noncurrent assets	3,352,684	4,392,103
Non-current liabilities	(3,879,235)	(3,795,400)
Accumulated non-controlling interest at the end of the year	158,770	237,506	$ 227,200	$ 223,188
Revenue	1,711,225	2,125,539	1,961,299
Loss for the period	(1,644,201)	(1,988,178)	(468,966)
Other comprehensive income/(loss)	996,450	970,808	72,661
Total comprehensive loss for the year	(647,751)	(1,017,370)	(396,305)
Loss allocated to non-controlling interest during the period	(55,555)	8,384	3,181
Cash flows generated from operating activities	729,305	853,453	907,303
Cash flows used in investing activities	63,179	(722,249)	(1,517,288)
Cash flows generated from financing activities	(430,996)	(162,301)	398,241
Net increase in cash and cash equivalents	361,488	(31,097)	$ (211,744)
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	50,475	83,274
Current liabilities	(30,029)	(53,797)
Current net assets	20,446	29,477
Noncurrent assets	406,058	527,592
Non-current liabilities	(100,577)	(114,681)
Non-current net assets	305,481	412,911
Net assets	325,927	442,388
Revenue	76,488	73,556
Loss for the period	(27,130)	(22,712)
Other comprehensive income/(loss)	(89,303)	31,819
Total comprehensive loss for the year	(116,433)	9,107
Cash flows generated from operating activities	70,772	59,827
Cash flows used in investing activities	(68,639)	(100,771)
Cash flows generated from financing activities	11,343	24,483
Net increase in cash and cash equivalents	13,476	(16,461)
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	159,704	216,770
Loss allocated to non-controlling interest during the period	$ (13,294)	$ (11,129)